CREDIT FACILITY AND OTHER LOANS (Details Narrative)				1 Months Ended					2 Months Ended		3 Months Ended						9 Months Ended				12 Months Ended
	Jul. 31, 2024 USD ($)	Nov. 24, 2023 USD ($) $ / shares	Oct. 05, 2022 USD ($) Integer	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	May 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) Integer	May 31, 2023 USD ($)	Nov. 30, 2022 USD ($)
Short-Term Debt [Line Items]
Purchase obligation										$ 26,270,000											$ 26,270,000
Proceeds from lines of credit																							$ 1,000,000
Repayments of lines of credit																			$ 1,000,000
Closing financing costs							$ 68,000				$ 0					$ 68,000	0		68,000
Original issuance discount																	283,000		(67,000)				183,000
Interest expense											0					1,000,000.0	641,000		3,300,000		$ 4,200,000		2,200,000
Borrowings to facilitate delivery and sale of jets																	37,506,000
Repayments of borrowing to facility delivery and sale of jets																	(37,595,000)
Proceeds from issuance of term loan																			4,000,000
Debt instrument, interest rate										12.50%											12.50%
Stock issued for services, shares | shares										639,720
Stock issued for services, value										$ 1,475,000
Loss on extinguishment of debt										2,800,000											$ 2,800,000
Proceeds from convertible debt																	4,050,000						12,670,000
Loan, amount due																							1,000,000
M2i Global Inc [Member]
Short-Term Debt [Line Items]
Original issuance discount		$ 20,000																		$ 15,000		$ 20,000
Stock issued for services, value												$ 673,167	$ 202,000		$ 337,500			1,212,667
Notes payable												102,953						102,953
Debt instrument, periodic payment, principal																		15,058
Debt instrument, periodic payment																		$ 8,790
Debt instrument, interest rate																		10.24%
Loan amount												17,579						$ 17,579
Debt payable due																						Oct. 30, 2025
Convertible note payable percentage		10.00%
Proceeds from convertible debt		$ 250,000																						250,000
Convertible price per share | $ / shares		$ 0.50
Lowest traded price percentage		66.00%
Loan, amount due																						$ 36,050		$ 600,000
M2i Global Inc [Member] | Jeff Talley [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																						8.00%
Interest expense																		$ 20,467
Notes payable																						$ 302,960
Debt payable due																						Oct. 30, 2025
M2i Global Inc [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																								8.00%
Loans payable																								$ 8,319
Loan, amount due																											$ 72,774
Outstanding loans																										$ 81,093
payment of accumulated unpaid consultant fees																						$ 302,960
M2i Global Inc [Member] | Executive Chairman [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																								7.00%
Loans payable																						36,050		$ 600,000
Loan, amount due																						127,550		600,000
Repaid Loan																						691,500
Accrued interest																						31,761		$ 6,781
Repaid interest																						17,352
Loans payable																						$ 21,190
Ogar Jets [Member]
Short-Term Debt [Line Items]
Borrowings to facilitate delivery and sale of jets						$ 17,900,000								$ 19,600,000
Repayments of borrowing to facility delivery and sale of jets						19,700,000			$ 17,900,000
Separate Vendor [Member]
Short-Term Debt [Line Items]
Stock issued for services, value										725,000
Loss on extinguishment of debt																					2,800,000
Lender [Member]
Short-Term Debt [Line Items]
Stock issued for services, value										1,475,000
Gulfstream G280 [Member]
Short-Term Debt [Line Items]
Purchase obligation, number of aircrafts | Integer			4																						4
Purchase obligation										48,000,000.0											48,000,000.0				$ 79,000,000.0
Prepayments made in the period										9,000,000.0											9,000,000.0		27,000,000.0
Prepayments funded through the SAC Leasing G280 credit facility																					9,000,000.0		24,000,000.0
Purchase obligation prepayments paid by the Company																							3,000,000.0
SAC Leasing G280 LLC Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity										0											0
SAC Leasing G280 LLC Credit Facility [Member] | Gulfstream G280 [Member]
Short-Term Debt [Line Items]
Repayments of lines of credit							$ 9,000,000.0
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity			$ 40,500,000
Purchase obligation, number of aircrafts | Integer			4
Proceeds from lines of credit																					9,000,000.0
Decrease in line of credit																	28,000,000.0
Repayments of lines of credit				$ 8,500,000	$ 9,000,000.0	10,500,000
Original issuance discount											$ 0					45	$ 247,000		137,000
Debt instrument, interest rate											12.50%						12.50%
SAC Leasing G280 LLC Credit Facility [Member] | Line of Credit [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity period			35 months
SAC Leasing G280 LLC Credit Facility [Member] | Lines Of Credit [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity			$ 40,500,000							28,500,000											28,500,000
Proceeds from lines of credit																					9,000,000.0
Repayments of lines of credit																					9,000,000.0
Closing financing costs										68,000											68,000		548,000
Original issuance discount																					197,000		$ 146,000
Long-term debt, gross										$ 28,000,000.0											$ 28,000,000.0
Percent of debt obligation sold										60.00%											60.00%
SAC Leasing G280 LLC Credit Facility [Member] | Lines Of Credit [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Maturity period										35 months											35 months
Gulfstream G280 [Member] | Line of Credit [Member]
Short-Term Debt [Line Items]
Purchase obligation																									$ 79,000,000.0
Term Loan [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Closing financing costs	$ 200,000							$ 200,000
Debt instrument, face amount	4,000,000.0							$ 4,000,000.0
Proceeds from issuance of term loan	$ 3,900,000
Debt instrument, interest rate	165.00%							165.00%
Amortization of closing financing costs											$ 0					$ 64,000	$ 36,000		64,000
Interest expense																	$ 107,000		$ 894,000
Repayments of short-term debt						1,100,000
Interest payments						$ 107,000
Term Loan [Member] | Secured Debt
Short-Term Debt [Line Items]
Closing financing costs	$ 200,000							$ 200,000
Debt instrument, face amount	$ 4,000,000.0							4,000,000.0
Proceeds from issuance of term loan								$ 3,900,000
Debt instrument, interest rate	165.00%							165.00%
Amortization of closing financing costs																					$ 164,000
Interest expense																					$ 1,700,000